Retrospective amendments to UBS Group balance sheet presentation (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and balances at central banks	SFr 102,262		SFr 92,800		SFr 87,775	SFr 87,775
Loans and advances to banks (formerly: Due from banks)	15,518		13,284		13,673	13,693
Cash collateral receivables on derivative instruments	24,937		24,271		23,434	23,434
Loans and advances to customers (formerly: Loans)	320,569		318,394		312,602	320,659
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,580		34,536		35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	121,605	[1],[2],[3]	113,334	[2]	118,229	118,229	[2]
Investments in associates	1,026		1,037		1,018	1,018
Property, equipment and software	8,216		8,015		7,985	7,985
Goodwill and intangible assets	6,391		6,235		6,398	6,398
Deferred tax assets	9,804		9,671		9,905	9,783
Total assets	945,296	[4]	920,280		915,908	916,363	[4]
Liabilities [Abstract]
Amounts due to banks	10,242		9,024		7,533	7,533
Cash collateral payables on derivative instruments	31,843		29,426		30,247	30,247
Customer deposits (formerly: Due to customers)	407,171		401,514		407,124	412,392
Debt issued measured at amortized cost	98,929	[5]	102,213	[5]	104,749	104,749	[5]
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)	31,416		34,747		30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	119,224	[1],[2],[3]	111,945	[2]	116,192	116,134	[2]
Provisions	3,084		2,999		3,158	3,084
Total liabilities	895,275		869,430		865,711	865,588
Total liabilities and equity	SFr 945,296		SFr 920,280		SFr 915,908	916,363
Former presentation prior to adoption of IFRS 9
Assets [Abstract]
Cash and balances at central banks						87,775
Loans and advances to banks (formerly: Due from banks)						13,693
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)						12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)						77,240
Cash collateral receivables on derivative instruments						23,434
Loans and advances to customers (formerly: Loans)						321,718
Financial assets held to maturity (superseded)						9,166
Financial assets at fair value held for trading (formerly Trading portfolio assets)						130,807
of which: assets pledged as collateral that may be sold or repledged by counterparties						35,363
Derivative financial instruments (formerly: Positive replacement values)						118,229
Financial assets designated at fair value						58,556
Financial assets available for sale (superseded)						8,665
Investments in associates						1,018
Property, equipment and software						7,985
Goodwill and intangible assets						6,398
Deferred tax assets						9,783
Other assets (superseded)						29,505
Total assets						916,363
Liabilities [Abstract]
Amounts due to banks						7,533
Cash collateral on securities lent (newly included in Payables from securities financing transactions)						1,789
Repurchase agreements (newly included in Payables from securities financing transactions)						15,255
Cash collateral payables on derivative instruments						30,247
Customer deposits (formerly: Due to customers)						447,141
Debt issued measured at amortized cost						104,749
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)						30,463
Derivative financial instruments (formerly: Negative replacement values)						116,134
Financial liabilities designated at fair value (superseded)						54,202
Provisions						3,084
Other liabilities (superseded)						54,990
Total liabilities						865,588
Total liabilities and equity						SFr 916,363

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 15 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2018 or 31 March 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 15 under Forward starting transactions.

[4]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.